Personnel Expenses - Summary of Personnel expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Personnel Expenses [Abstract]
Wages, salaries and other employees benefits	$ 111,011	$ 100,222	$ 86,868
Contributions to defined contribution plans	5,665	4,931	4,145
Expenses related to defined benefit plans (refer note 32)	2,314	1,354	1,516
Equity-settled share based payment (refer note 33)	36,018	36,963	35,643
Employee welfare expenses	5,057	4,117	3,796
Total	$ 160,065	$ 147,587	$ 131,968